PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Asset-Backed Securities - Non-Agency   10.1%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 112,862
Class B, Subordinated Series
2020-3, 0.760%, 12/18/25 125,000 124,153
Class C, Series 2020-3, 1.060%,
08/18/26 100,000 99,236
Class A3, Series 2021-2, 0.340%,
12/18/26 100,000 98,742
BMW Vehicle Lease Trust
Class A4, Series 2021-1, 0.370%,
07/25/24 100,000 98,734
Class A3, Series 2021-2, 0.330%,
12/26/24 60,000 59,292
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 98,895
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 65,000 64,424
Class B, Subordinated Series
2018-4, 3.670%, 05/15/24 125,000 127,684
Class C, Series 2018-4, 3.850%,
07/15/24 100,000 102,209
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 25,008
Class A3, Series 2021-1, 0.340%,
12/15/25 100,000 99,011
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 123,590
Exeter Automobile Receivables Trust
Class A3, Series 2021-2A, 0.300%,
10/15/24 100,000 99,744
Class C, Subordinated Series
2021-3A, 0.960%, 10/15/26 125,000 123,048
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 73,112
Ford Credit Auto Owner Trust
Class A3, Series 2021-A, 0.300%,
08/15/25 110,000 108,918
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 131,931
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 98,554
Ford Credit Floorplan Master Owner Trust
Class A, Series 2018-2, 3.170%,
03/15/25 100,000 102,349
Class A, Series 2019-2, 3.060%,
04/15/26 125,000 129,138
Class A1, Series 2020-1, 0.700%,
09/15/25 100,000 99,092
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 146,065
GM Financial Automobile Leasing Trust
Class A4, Series 2021-2, 0.410%,
05/20/25 43,000 42,298
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 98,586
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
GM Financial Consumer Automobile Receivables
Trust
Class A3, Series 2021-2, 0.510%,
04/16/26 100,000 98,984
GM Financial Leasing Trust
Class A3, Series 2021-1, 0.260%,
02/20/24 50,000 49,774
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 100,000 99,346
Honda Auto Receivables Owner Trust
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 147,623
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 97,825
Mercedes-Benz Auto Receivables Trust
Class A4, Series 2019-1, 2.040%,
01/15/26 125,000 126,437
Nissan Auto Lease Trust
Class A3, Series 2021-A, 0.520%,
08/15/24 150,000 148,562
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 148,874
Class A4, Series 2019-B, 2.540%,
12/15/25 100,000 101,648
Santander Drive Auto Receivables Trust
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 49,190
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 99,090
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 99,849
Class C, Series 2021-2, 0.900%,
06/15/26 55,000 54,478
Toyota Auto Receivables Owner Trust
Class A3, Series 2020-D, 0.350%,
01/15/25 100,000 99,522
World Omni Auto Receivables Trust
Class A4, Series 2019-A, 3.220%,
06/16/25 100,000 101,956
Class B, Subordinated Series
2019-A, 3.340%, 06/16/25 125,000 127,503
Class A4, Series 2018-C, 3.270%,
09/16/24 100,000 101,309
World Omni Automobile Lease Securitization
Trust
Class A3, Series 2020-B, 0.450%,
02/15/24 100,000 99,476
Total Asset-Backed Securities - Non-
Agency
(Cost $4,379,104) 4,338,121
Commercial Mortgage-Backed Securities - Non-Agency   9.9%
Principal
Amount ($) Value ($)
Banc of America Commercial Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 100,000 104,162

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
2 |
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 128,703
Class A2, Series 2019-BN16,
3.933%, 02/15/52 140,000 144,491
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 108,317
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 101,678
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 100,000 104,164
CFCRE Commercial Mortgage Trust
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 51,611
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 45,923 48,309
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 105,623
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 102,770
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 105,303
Class B, Subordinated Series
2015-P1, 4.316%, 09/15/48
(a)
100,000 104,831
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 101,584
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 103,839
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 104,055
Class ASB, Series 2015-CR24,
3.445%, 08/10/48 68,064 69,780
Class D, Series 2015-CR26,
3.478%, 10/10/48
(a)
56,000 53,431
Class A5, Series 2013-CR8,
3.612%, 06/10/46
(a)
100,000 102,258
Class A3, Series 2013-CR10,
3.923%, 08/10/46 47,334 48,642
Class A4, Series 2013-CR10,
4.210%, 08/10/46
(a)
100,000 103,537
Class C, Series 2013-CR13,
4.880%, 11/10/46
(a)
100,000 102,787
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 129,828
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 67,143
CSAIL Commercial Mortgage Trust
Class C, Subordinated Series
2016-C7, 4.382%, 11/15/49
(a)
75,000 75,914
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 3.993%, 10/10/49
(a)
75,000 75,972
Class A2, Series 2019-GC38,
3.872%, 02/10/52 100,000 103,097
Class A4, Series 2014-GC22,
3.587%, 06/10/47 100,000 102,310
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 101,096
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 104,211
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 104,231
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 82,460 84,529
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 103,199
Class A3, Series 2015-C31,
3.801%, 08/15/48 99,587 104,260
Morgan Stanley Bank of America Merrill Lynch
Trust
Class ASB, Series 2014-C16,
3.477%, 06/15/47 77,635 79,117
Class A3, Series 2015-C24,
3.479%, 05/15/48 98,420 101,835
Class A3, Series 2016-C28,
3.272%, 01/15/49 106,443 109,090
Class C, Subordinated Series
2016-C31, 4.275%, 11/15/49
(a)
50,000 50,101
Class ASB, Series 2017-C34,
3.354%, 11/15/52 100,000 103,801
UBS Commercial Mortgage Trust
Class A3, Series 2018-C11,
4.312%, 06/15/51 100,000 103,439
Class A2, Series 2018-C13,
4.208%, 10/15/51 75,404 77,680
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 101,608
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 92,136 94,310
Class A3, Series 2015-P2, 3.541%,
12/15/48 85,646 88,331
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 45,241
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 156,071
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $4,365,957) 4,266,289
Corporate Bonds   56.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.2%
Boeing Co. (The)
2.196%, 02/04/26 40,000 39,338
Howmet Aerospace, Inc.
6.875%, 05/01/25 60,000 66,367
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 43,773
Northrop Grumman Corp.
3.250%, 08/01/23 40,000 41,088
3.250%, 01/15/28 120,000 124,787
Raytheon Technologies Corp.
3.200%, 03/15/24 40,000 41,239

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Spirit AeroSystems, Inc.
5.500%, 01/15/25
(b)
120,000 123,308
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 38,883
Total 518,783
Airlines 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
60,000 61,419
Delta Air Lines, Inc.
2.900%, 10/28/24 160,000 158,255
Southwest Airlines Co.
4.750%, 05/04/23 120,000 124,633
5.250%, 05/04/25 40,000 43,678
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 59,576
Total 447,561
Automotive 2.9%
Ford Motor Co.
4.346%, 12/08/26 50,000 51,851
9.000%, 04/22/25 288,000 341,453
Ford Motor Credit Co. LLC
2.300%, 02/10/25 200,000 196,162
Series GMTN, 4.389%, 01/08/26 300,000 310,421
General Motors Co.
6.125%, 10/01/25 40,000 45,098
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 114,811
Goodyear Tire & Rubber Co. (The)
5.000%, 05/31/26 60,000 61,062
9.500%, 05/31/25 120,000 128,043
Total 1,248,901
Banking 6.1%
Ally Financial, Inc.
1.450%, 10/02/23 120,000 119,569
5.750%, 11/20/25 100,000 110,003
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 126,178
Subordinated Series MTN, 4.000%,
01/22/25 120,000 126,536
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 120,000 129,344
Barclays PLC
4.375%, 01/12/26 200,000 214,007
Capital One Financial Corp.
3.300%, 10/30/24 120,000 124,294
4.200%, 10/29/25 40,000 42,482
Citigroup, Inc.
4.125%, 07/25/28 80,000 85,695
4.400%, 06/10/25 40,000 42,615
Subordinated 4.600%, 03/09/26 120,000 130,086
Citizens Financial Group, Inc.
2.850%, 07/27/26 120,000 122,632
Deutsche Bank AG
4.500%, 04/01/25 200,000 207,792
Fifth Third Bancorp
2.550%, 05/05/27 40,000 40,425
First-Citizens Bank & Trust Co.
3.929%, (SOFR + 3.827%),
06/19/24
(c)
80,000 82,009
FNB Corp.
2.200%, 02/24/23 120,000 120,592
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 92,029
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 215,658
Morgan Stanley
Series MTN, 4.100%, 05/22/23 60,000 61,993
Subordinated 5.000%, 11/24/25 120,000 131,444
Regions Financial Corp.
1.800%, 08/12/28 40,000 38,125
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 42,576
Synchrony Financial
4.250%, 08/15/24 70,000 73,223
4.375%, 03/19/24 120,000 125,383
Total 2,604,690
Cable and Satellite 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/26
(b)
60,000 61,441
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 127,457
Series USD, 4.500%, 02/01/24 40,000 41,959
Quebecor Media, Inc.
5.750%, 01/15/23 120,000 122,324
Total 353,181
Chemicals 0.2%
Celanese US Holdings LLC
4.625%, 11/15/22 40,000 41,060
DuPont de Nemours, Inc.
4.205%, 11/15/23 40,000 41,819
4.493%, 11/15/25 20,000 21,635
Total 104,514
Construction Machinery 0.1%
CNH Industrial NV
4.500%, 08/15/23 40,000 41,543
Consumer Cyclical Services 0.5%
eBay, Inc.
1.400%, 05/10/26 40,000 38,671
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24
(b)
60,000 61,874
5.750%, 04/15/26
(b)
120,000 124,331
Total 224,876
Consumer Non - Cyclical Services 0.3%
ADT Security Corp. (The)
4.125%, 06/15/23 120,000 121,832
Consumer Products 0.4%
Clorox Co. (The)
3.100%, 10/01/27 40,000 41,602
Newell Brands, Inc.
4.875%, 06/01/25 120,000 126,077
Total 167,679
Diversified Manufacturing 1.3%
Carrier Global Corp.
2.493%, 02/15/27 40,000 40,269
Newell Brands, Inc.
4.700%, 04/01/26 60,000 62,898
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 40,084
Parker-Hannifin Corp.
2.700%, 06/14/24 40,000 40,803

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 131,026
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 42,317
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
60,000 62,815
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 120,000 123,205
Total 543,417
Electric 2.3%
AES Corp. (The)
1.375%, 01/15/26 40,000 38,280
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 117,766
Cleco Corporate Holdings LLC
3.743%, 05/01/26 120,000 125,953
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 125,883
Duke Energy Corp.
3.750%, 04/15/24 40,000 41,563
Emera US Finance LP
3.550%, 06/15/26 120,000 125,302
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 62,462
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 41,421
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 39,196
3.550%, 05/01/27 40,000 42,230
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 40,855
Southern Co. (The)
2.950%, 07/01/23 40,000 40,741
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
120,000 122,263
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 41,581
Total 1,005,496
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 51,705
Republic Services, Inc.
2.900%, 07/01/26 40,000 41,043
Total 92,748
Finance Companies 2.6%
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 80,572
Ares Capital Corp.
2.150%, 07/15/26 40,000 38,592
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 117,658
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 130,545
Navient Corp.
5.875%, 10/25/24 120,000 124,477
6.750%, 06/25/25 80,000 84,696
OneMain Finance Corp.
8.875%, 06/01/25 220,000 233,735
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
SLM Corp.
4.200%, 10/29/25 180,000 185,001
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 116,351
Total 1,111,627
Food and Beverage 1.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 42,379
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 41,432
Campbell Soup Co.
3.950%, 03/15/25 40,000 42,214
Conagra Brands, Inc.
4.300%, 05/01/24 120,000 126,299
General Mills, Inc.
4.000%, 04/17/25 40,000 42,328
Kellogg Co.
3.250%, 04/01/26 40,000 41,590
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 39,188
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 60,600
Sysco Corp.
3.300%, 07/15/26 40,000 41,656
Tyson Foods, Inc.
3.950%, 08/15/24 120,000 125,827
Total 603,513
Foreign Agencies 6.5%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 199,990
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 205,163
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/71
(c)
200,000 214,000
Ecopetrol SA
4.125%, 01/16/25 100,000 100,548
5.875%, 09/18/23 480,000 504,653
Petrobras Global Finance BV
7.375%, 01/17/27 480,000 547,420
Petroleos Mexicanos
4.500%, 01/23/26 520,000 517,617
6.875%, 08/04/26 250,000 267,966
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 228,451
Total 2,785,808
Gaming 0.3%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 43,241
Las Vegas Sands Corp.
3.500%, 08/18/26 40,000 40,241
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
4.625%, 06/15/25
(b)
60,000 63,106
Total 146,588
Health Care 2.9%
Agilent Technologies, Inc.
3.875%, 07/15/23 40,000 41,122
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 41,901

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 41,349
Boston Scientific Corp.
3.450%, 03/01/24 40,000 41,390
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 41,037
Cigna Corp.
4.125%, 11/15/25 40,000 42,694
CVS Health Corp.
4.300%, 03/25/28 120,000 130,899
HCA, Inc.
4.750%, 05/01/23 120,000 124,573
5.250%, 04/15/25 120,000 130,528
5.875%, 02/15/26 100,000 109,039
5.875%, 05/01/23 120,000 125,276
Laboratory Corp. of America Holdings
1.550%, 06/01/26 120,000 116,437
PerkinElmer, Inc.
0.850%, 09/15/24 120,000 116,753
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 41,707
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23 120,000 118,792
Total 1,263,497
Healthcare Insurance 0.2%
Aetna, Inc.
2.750%, 11/15/22 40,000 40,368
Anthem, Inc.
4.101%, 03/01/28 40,000 43,383
Total 83,751
Healthcare REIT 0.7%
Diversified Healthcare Trust
9.750%, 06/15/25 80,000 85,024
Healthpeak Properties, Inc.
3.400%, 02/01/25 120,000 124,562
Ventas Realty LP
4.125%, 01/15/26 40,000 42,715
Welltower, Inc.
4.250%, 04/15/28 40,000 43,636
Total 295,937
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 42,833
Independent Energy 2.0%
Apache Corp.
4.625%, 11/15/25 40,000 41,792
Canadian Natural Resources Ltd.
2.950%, 01/15/23 40,000 40,626
3.850%, 06/01/27 40,000 42,264
Continental Resources, Inc.
4.500%, 04/15/23 40,000 41,040
Endeavor Energy Resources LP / EER Finance, Inc.
6.625%, 07/15/25
(b)
40,000 41,812
EQT Corp.
3.125%, 05/15/26
(b)
120,000 117,341
6.625%, 02/01/25 40,000 43,124
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 256,445
Ovintiv Exploration, Inc.
5.625%, 07/01/24 40,000 43,123
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PDC Energy, Inc.
5.750%, 05/15/26 120,000 122,090
Pioneer Natural Resources Co.
4.450%, 01/15/26 40,000 43,017
Southwestern Energy Co.
5.950%, 01/23/25 11,000 11,630
Total 844,304
Leisure 0.5%
Royal Caribbean Cruises Ltd.
10.875%, 06/01/23
(b)
60,000 64,223
11.500%, 06/01/25
(b)
120,000 132,948
Total 197,171
Life Insurance 0.2%
Lincoln National Corp.
3.800%, 03/01/28 40,000 42,961
4.000%, 09/01/23 40,000 41,522
Total 84,483
Lodging 0.2%
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 63,411
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 42,978
Total 106,389
Media and Entertainment 1.3%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 121,183
Discovery Communications LLC
3.950%, 03/20/28 40,000 42,182
Fox Corp.
3.050%, 04/07/25 120,000 123,464
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 41,446
5.875%, 02/15/25 120,000 131,964
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 41,765
ViacomCBS, Inc.
4.000%, 01/15/26 40,000 42,462
Total 544,466
Metals and Mining 0.9%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 41,982
Freeport-McMoRan, Inc.
4.550%, 11/14/24 180,000 188,867
Nucor Corp.
2.000%, 06/01/25 40,000 39,980
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 116,577
Total 387,406
Midstream 3.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 05/20/25 60,000 61,976
Buckeye Partners LP
4.125%, 03/01/25
(b)
40,000 39,765
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 44,196
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 42,236
Enbridge, Inc.
4.000%, 10/01/23 40,000 41,413
Energy Transfer LP
4.750%, 01/15/26 48,000 51,574

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.950%, 05/15/28 120,000 130,463
EnLink Midstream Partners LP
4.150%, 06/01/25 40,000 40,133
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 42,206
EQM Midstream Partners LP
4.000%, 08/01/24 40,000 39,904
6.000%, 07/01/25
(b)
120,000 124,194
MPLX LP
4.875%, 06/01/25 40,000 43,110
NuStar Logistics LP
6.000%, 06/01/26 40,000 42,000
ONEOK, Inc.
4.000%, 07/13/27 120,000 126,714
Phillips 66 Partners LP
3.750%, 03/01/28 120,000 125,477
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 44,125
5.625%, 03/01/25 72,000 78,749
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26 120,000 123,928
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 43,747
Western Midstream Operating LP
3.600%, 02/01/25 120,000 121,492
Williams Cos., Inc. (The)
3.750%, 06/15/27 40,000 42,144
Total 1,449,546
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 41,796
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 43,036
Office Properties Income Trust
4.500%, 02/01/25 120,000 125,042
Total 168,078
Other Financial Institutions 0.5%
Blackstone Private Credit Fund
1.750%, 09/15/24
(b)
120,000 116,823
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 50,717
6.250%, 05/15/26 40,000 41,118
Total 208,658
Other REIT 0.7%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 43,899
EPR Properties
4.500%, 04/01/25 120,000 126,092
iStar, Inc.
4.250%, 08/01/25 60,000 59,620
Service Properties Trust
7.500%, 09/15/25 60,000 63,230
Total 292,841
Packaging 0.8%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 126,053
Ball Corp.
5.250%, 07/01/25 180,000 193,489
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 40,831
Total 360,373
Pharmaceuticals 1.6%
AbbVie, Inc.
2.900%, 11/06/22 80,000 81,147
3.800%, 03/15/25 100,000 105,072
Amgen, Inc.
1.650%, 08/15/28 40,000 38,038
Elanco Animal Health, Inc.
5.272%, 08/28/23 120,000 124,640
Gilead Sciences, Inc.
3.650%, 03/01/26 40,000 42,253
Mylan, Inc.
4.550%, 04/15/28 120,000 130,725
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 120,000 124,433
Zoetis, Inc.
4.500%, 11/13/25 40,000 43,221
Total 689,529
Property & Casualty 0.3%
American International Group, Inc.
4.125%, 02/15/24 40,000 42,001
Aon PLC
3.875%, 12/15/25 40,000 42,477
Assurant, Inc.
4.900%, 03/27/28 40,000 44,604
Total 129,082
Railroads 0.1%
CSX Corp.
3.800%, 03/01/28 40,000 42,927
Refining 0.1%
Phillips 66
3.900%, 03/15/28 40,000 42,289
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
120,000 124,006
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 120,000 128,939
Starbucks Corp.
3.500%, 03/01/28 40,000 42,081
Total 295,026
Retail REIT 0.2%
Kimco Realty Corp.
3.300%, 02/01/25 40,000 41,369
Realty Income Corp.
4.875%, 06/01/26 40,000 44,292
Total 85,661
Retailers 1.4%
AutoNation, Inc.
3.800%, 11/15/27 40,000 42,336
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 43,504
Hanesbrands, Inc.
4.625%, 05/15/24
(b)
85,000 87,247
Macy's Retail Holdings LLC
2.875%, 02/15/23 40,000 40,072
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 126,889
3.850%, 06/15/23 40,000 41,108

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
QVC, Inc.
4.450%, 02/15/25 180,000 181,567
Ross Stores, Inc.
0.875%, 04/15/26 40,000 38,128
Total 600,851
Supermarkets 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 48,669
7.500%, 03/15/26
(b)
60,000 63,688
Kroger Co. (The)
3.850%, 08/01/23 120,000 123,721
Total 236,078
Technology 4.3%
Avnet, Inc.
4.625%, 04/15/26 40,000 42,898
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 40,000 42,175
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 43,988
6.020%, 06/15/26 60,000 68,091
Equifax, Inc.
2.600%, 12/01/24 40,000 40,723
Equinix, Inc.
2.625%, 11/18/24 120,000 121,866
Fidelity National Information Services, Inc.
0.375%, 03/01/23 48,000 47,515
1.150%, 03/01/26 40,000 38,281
Fiserv, Inc.
3.200%, 07/01/26 40,000 41,469
Global Payments, Inc.
1.200%, 03/01/26 40,000 38,104
Hewlett Packard Enterprise Co.
4.450%, 10/02/23 40,000 41,785
HP, Inc.
2.200%, 06/17/25 120,000 120,318
IHS Markit Ltd.
5.000%, 11/01/22
(b)
60,000 61,189
Microchip Technology, Inc.
2.670%, 09/01/23 60,000 60,886
Motorola Solutions, Inc.
4.600%, 02/23/28 120,000 131,800
NortonLifeLock, Inc.
5.000%, 04/15/25
(b)
120,000 120,435
Oracle Corp.
2.500%, 04/01/25 40,000 40,345
3.250%, 11/15/27 120,000 123,339
Seagate HDD Cayman
4.875%, 03/01/24 100,000 103,485
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 63,223
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 117,249
VMware, Inc.
1.000%, 08/15/24 120,000 117,258
3.900%, 08/21/27 40,000 42,505
Western Digital Corp.
4.750%, 02/15/26 60,000 63,004
Western Union Co. (The)
2.850%, 01/10/25 40,000 40,825
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Xerox Corp.
4.375%, 03/15/23 60,000 60,843
Total 1,833,599
Tobacco 0.2%
Altria Group, Inc.
2.350%, 05/06/25 40,000 40,320
BAT Capital Corp.
3.557%, 08/15/27 40,000 40,890
Total 81,210
Transportation Services 0.7%
FedEx Corp.
3.250%, 04/01/26 120,000 125,941
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 120,000 119,368
Ryder System, Inc.
Series MTN, 3.400%, 03/01/23 40,000 40,825
Total 286,134
Wireless 1.9%
American Tower Corp.
5.000%, 02/15/24 40,000 42,561
Rogers Communications, Inc.
3.625%, 12/15/25 120,000 125,702
4.100%, 10/01/23 40,000 41,357
Sprint Corp.
7.625%, 02/15/25 80,000 89,007
7.625%, 03/01/26 120,000 137,743
7.875%, 09/15/23 240,000 259,192
T-Mobile USA, Inc.
2.050%, 02/15/28 60,000 57,811
2.625%, 04/15/26 60,000 58,805
Total 812,178
Wirelines 0.9%
AT&T, Inc.
0.900%, 03/25/24 40,000 39,327
2.300%, 06/01/27 40,000 39,710
Lumen Technologies, Inc.
5.625%, 04/01/25 120,000 124,058
Series Y, 7.500%, 04/01/24 40,000 42,749
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 39,032
4.125%, 03/16/27 75,000 81,294
Total 366,170
Total Corporate Bonds
(Cost $24,519,656) 23,995,020
Foreign Government Obligations
(d),(e)
  13.2%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 480,000 557,804
2.875%, 06/06/25 300,000 300,311
Colombia Government International Bond
8.125%, 05/21/24 480,000 537,547
4.500%, 01/28/26 200,000 206,285
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 214,007
Hungary Government International Bond
5.375%, 02/21/23 184,000 192,152
5.375%, 03/25/24 200,000 215,313
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 200,000 220,002

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2022 (Unaudited)
8 |
Notes to Portfolio of Investments
Subsequent Event
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. The value and liquidity of Russian securities have experienced significant declines since January 31, 2022, at which time Russian securities represented 0.9% of net assets.
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 219,264
Mexico Government International Bond
4.125%, 01/21/26 200,000 215,083
Oman Government International Bond
Series REGS, 5.375%, 03/08/27 240,000 248,093
Series REGS, 4.750%, 06/15/26 200,000 204,622
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 249,784
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 213,411
Peruvian Government International Bond
2.392%, 01/23/26 240,000 240,234
Philippine Government International Bond
10.625%, 03/16/25 240,000 305,731
4.200%, 01/21/24 200,000 210,749
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 217,993
Romanian Government International Bond
Series REGS, 4.375%, 08/22/23 240,000 250,239
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 200,000 205,047
Series REGS, 4.250%, 06/23/27 200,000 200,628
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Uruguay Government International Bond
4.500%, 08/14/24 240,000 251,112
Total Foreign Government Obligations
(Cost $5,804,515) 5,675,411
U.S. Government & Agency Obligations   10.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 02/15/37
(f)
1,329,000 1,308,079
2.000%, 02/15/37
(f)
2,142,000 2,152,459
2.500%, 02/15/37
(f)
595,000 608,201
3.000%, 02/15/37
(f)
143,000 148,076
3.500%, 02/15/37
(f)
55,000 57,432
Total 4,274,247
Total U.S. Government & Agency
Obligations
(Cost $4,291,827) 4,274,247
Money Market Funds 10.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
4,356,220 4,356,220
Total Money Market Funds
(Cost $4,356,220) 4,356,220
Total Investments in Securities
(Cost $47,717,279) 46,905,308
Other Assets & Liabilities, Net (4,024,282)
Net Assets 42,881,026
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,518,278, which represents 5.87% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT314_10_M01_(03/22)
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